(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL A
Return Before Taxes	-17.74%	-23.00%
Return Before Taxes **	-22.47%	-27.43%
Return After Taxes on Distributions **	-22.47%	-27.43%
Return After Taxes on Distributions and Sale of Fund Shares**	-13.79%	-21.94%
S&P 500 ®	-15.11%	-20.36%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, one year, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Class A shares' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes.

* Not available

** Including 5.75% sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL A
Return Before Taxes	-17.74%	-20.28%
Return Before Taxes **	-22.47%	-24.27%
Return After Taxes on Distributions **	-22.47%	-24.27%
Return After Taxes on Distributions and Sale of Fund Shares**	-13.79%	-19.33%
S&P 500 ®	-15.11%	-17.92%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

** Including 5.75% sales charge, if applicable

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Class A on September 5, 2001, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown without accounting for the effect of taxes, and also shows how the Standard & Poor's 500 Index*** did over the same period.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL T
Return Before Taxes	-17.95%	-23.20%
Return Before Taxes **	-20.82%	-25.89%
Return After Taxes on Distributions **	-20.82%	-25.89%
Return After Taxes on Distributions and Sale of Fund Shares **	-12.78%	-20.71%
S&P 500	-15.11%	-20.36%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, one year, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare the Class T share's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes.

* Not available

** Including 3.50% sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL T
Return Before Taxes	-17.95%	-20.46%
Return Before Taxes **	-20.82%	-22.88%
Return After Taxes on Distributions **	-20.82%	-22.88%
Return After Taxes on Distributions and Sale of Fund Shares **	-12.78%	-18.23%
S&P 500	-15.11%	-17.92%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

** Including 3.50% sales charge, if applicable

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class T on September 5, 2001, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown without accounting for the effect of taxes, and also shows how the Standard & Poor's 500 Index*** did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Class B shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL B
Return Before Taxes	-18.29%	-23.60%
Return Before Taxes **	-22.37%	-26.66%
Return After Taxes on Distributions **	-22.37%	-26.66%
Return After Taxes on Distributions and Sale of Fund Shares **	-13.74%	-21.32%
S&P 500	-15.11%	-20.36%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, one year, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Class B shares' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes.

* Not available

** Including contingent deferred sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL B
Return Before Taxes	-18.29%	-20.82%
Return Before Taxes **	-22.37%	-23.58%
Return After Taxes on Distributions **	-22.37%	-23.58%
Return After Taxes on Distributions and Sale of Fund Shares **	-13.74%	-18.78%
S&P 500	-15.11%	-17.92%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

** Including contingent deferred sales charge, if applicable

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class B on September 5, 2001, when the fund started, including the effect of the applicable contingent deferred sales charge. The chart shows how the value of your investment would have grown without accounting for the effect of taxes, and also shows how the Standard & Poor's 500 Index*** did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Class C shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL C
Return Before Taxes	-18.29%	-23.60%
Return Before Taxes **	-19.11%	-23.60%
Return After Taxes on Distributions **	-19.11%	-23.60%
Return After Taxes on Distributions and Sale of Fund Shares **	-11.73%	-18.88%
S&P 500	-15.11%	-20.36%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, one year, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Class C shares' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes.

* Not available

** Including contingent deferred sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - CL C
Return Before Taxes	-18.29%	-20.82%
Return Before Taxes **	-19.11%	-20.82%
Return After Taxes on Distributions **	-19.11%	-20.82%
Return After Taxes on Distributions and Sale of Fund Shares **	-11.73%	-16.60%
S&P 500	-15.11%	-17.92%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

** Including contingent deferred sales charge, if applicable

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class C on September 5, 2001, when the fund started. The chart shows how the value of your investment would have grown without accounting for the effect of taxes, and also shows how the Standard & Poor's 500 Index*** did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The bear market that clawed and chewed its way through U.S. equities since March of 2000 finally showed signs of hibernation in the final month of the one-year period that ended October 31, 2002, as a number of stock market indexes recorded high single-digit to low double-digit returns. For that one month at least, investors shrugged off the many negative influences that pressured the economy and equities during the past year, including fears of another war with Iraq, a possible double-dip recession, poor corporate profitability and behavior, and cracks in the strength of consumer spending, just to name a few. While that one month of good performance might one day be looked upon as the time when the bear crawled back in its cave, it did little to mitigate the damage that had already been done, particularly in the third quarter of 2002 - the worst quarter for U.S. equities in 15 years. For the overall 12-month period, the large-cap-oriented Standard & Poor's 500SM Index dropped 15.11%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 21.04%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 5.56%.

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. For the 12 months ending October 31, 2002, the fund's Class A, Class T, Class B and Class C shares were down 17.74%, 17.95%, 18.29% and 18.29%, respectively. In comparison, the Standard & Poor's 500 Index fell 15.11%. The fund also compares its performance to the Lipper Inc. growth funds average, which declined 16.68% during the past year.

Q. Why did the fund underperform the S&P 500 index during the past year?

A. The fund's relative performance was mixed across all the major sectors; however, weakness within the information technology and health care sectors accounted for much of the shortfall. These two sectors performed poorly during the past year, and the fund's holdings in each performed slightly worse than those in the index. More specifically, the fund was overweighted in a number of disappointing software names, such as Computer Associates, that collectively fell more than 32%. Having more exposure to poor-performing stocks in other areas of technology, such as Motorola, Advanced Micro Devices and Semtech, also held back the fund's relative return. In the health care arena, I underweighted pharmaceuticals - one of the sector's worst-performing groups - but the fund's mix of stocks lagged the benchmark. Specifically, we were hurt by owning a higher percentage of Bristol-Myers Squibb, which fell more than 50% on disappointing clinical drug trial results and increased competition from generic drug makers.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. In your report six months ago, you said that you were steering the fund toward more economically sensitive stocks. Did you continue to pursue this strategy?

A. Yes, I continued to position the fund with a higher percentage of stocks in industries - including semiconductors, labor staffing, media and energy services - that I felt could benefit from an upturn in the domestic economy. Specifically, I bolstered or established positions in leading companies that have historically delivered consistent earnings growth, but for one reason or another had been oversold - and therefore were attractive buying opportunities. The latter half of the period was a difficult one for stocks across the entire market spectrum, particularly for some of these economically sensitive areas, which suffered more than others because of the economy's prevailing weakness. I remain optimistic, however, that this strategy could be significantly more rewarding going forward.

Q. Which strategies had a positive impact on the fund's return?

A. Increasing the fund's holdings of temporary labor staffing stocks provided a measurable boost. Our holdings in this group - including Labor Ready, Robert Half International and MPS Group - collectively represented more than 3% of the fund's net assets during the past year and together appreciated about 15%. The fund's standout, Labor Ready, rose 47%. I added these stocks because I believed that when the domestic economy rolls out of its current nesting and business picks up, recently downsized companies are likely to seek more cost-efficient temporary help, as opposed to hiring full-time workers. When the U.S. economy emerged from a recession in 1992, many large companies took this approach, and the trend could be even greater next time around. Elsewhere, I moved the fund to an underweighting in technology, but I kept a higher exposure to semiconductor stocks, as these historically have been the first to outperform during an economic recovery. The investments in these chip stocks had yet to meaningfully influence the fund's return by period end. Outside of economically sensitive areas, the fund's overweighting in medical services providers such as Trigon Healthcare also helped, as these were among the few businesses that experienced real growth. I sold off some of the stocks mentioned in this report during the period.

Q. What's your outlook, Tim?

A. It's been nearly three calendar years of disappointing returns for the equity markets, and I believe it's more likely we'll see better returns for stocks going forward. The Federal Reserve Board has lowered key interest rates to levels not seen since the 1960s - giving businesses a further incentive to borrow and expand. At some point I believe they will expand, and I've positioned the fund to benefit from an economic upturn.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Start date: September 5, 2001

Size: as of October 31, 2002, more than $8 million

Manager: Tim Heffernan, since inception; joined Fidelity in 1984

3

Tim Heffernan elaborates on the fund's new focus:

"I used the broader equity market's extended weakness during the past six months to reposition the fund with a greater emphasis on companies I felt would benefit from a sustained economic recovery. I approached this strategy in two ways. First, I was able to lower the average cost of some of the fund's existing positions, using their price declines to buy more shares at lower prices. Second, I was able to add new stocks to the fund that met my criteria for a good long-term holding, but I felt had been too expensive to own up to that point.

"While many of these economically sensitive companies have borne the brunt of the market's biggest woes recently, I felt the timing was right to move in this direction. Many leading companies have implemented cost-cutting initiatives and repositioned themselves as leaner, more-efficient businesses. Therefore, when consumer and corporate product demand increases, the fund could realize the upside potential of a faster-growing economy and a better-performing stock market. We saw a glimpse of this potential upside during October, when the S&P 500 index rose 8.80% - one of its best months on record. Amid this monthly market climb, the fund rose more than nine percent - a greater gain attributable to its current positioning."

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.0	3.8
American International Group, Inc.	3.4	3.3
S&P Depositary Receipts Trust Series 1	2.9	2.3
Pfizer, Inc.	2.6	2.3
Johnson & Johnson	2.6	1.3
Citigroup, Inc.	2.6	2.2
Merck & Co., Inc.	2.3	1.3
The Coca-Cola Co.	1.9	1.9
Bank of America Corp.	1.6	1.2
Bank One Corp.	1.6	2.0
	25.5
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.2
Health Care	15.4	11.9
Consumer Discretionary	12.1	13.7
Industrials	12.0	10.7
Information Technology	11.8	16.0
Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Stocks and Investment Companies 100.1%		Stocks 98.6%
	Short-Term Investments and Net Other Assets*** (0.1)%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	3.5%	** Foreign investments	1.7%
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 0.8%
International Speedway Corp. Class A	600	$ 23,364
McDonald's Corp.	2,440	44,188
		67,552
Household Durables - 0.6%
Black & Decker Corp.	620	28,991
Centex Corp.	640	29,107
		58,098
Internet & Catalog Retail - 0.3%
J. Jill Group, Inc. (a)	1,100	23,716
Media - 7.1%
AOL Time Warner, Inc. (a)	7,770	114,608
Clear Channel Communications, Inc. (a)	3,640	134,862
Comcast Corp. Class A (special) (a)	1,810	41,648
Cox Communications, Inc. Class A (a)	800	21,920
Fox Entertainment Group, Inc. Class A (a)	2,730	66,639
Liberty Media Corp. Class A (a)	4,300	35,561
Tribune Co.	728	34,980
Univision Communications, Inc. Class A (a)	1,900	49,229
Viacom, Inc. Class B (non-vtg.) (a)	2,910	129,815
		629,262
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	20	679
Wal-Mart Stores, Inc.	822	44,018
		44,697
Specialty Retail - 2.8%
Best Buy Co., Inc. (a)	2,200	45,342
Gap, Inc.	3,000	35,310
Limited Brands, Inc.	4,220	66,127
Lowe's Companies, Inc.	2,540	105,994
		252,773
TOTAL CONSUMER DISCRETIONARY		1,076,098
CONSUMER STAPLES - 10.1%
Beverages - 3.3%
Pepsi Bottling Group, Inc.	1,950	52,553
PepsiCo, Inc.	1,680	74,088
The Coca-Cola Co.	3,610	167,793
		294,434
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 0.7%
CVS Corp.	2,320	$ 64,334
Food Products - 1.9%
Dean Foods Co. (a)	2,000	74,980
Fresh Del Monte Produce, Inc.	300	8,178
Kraft Foods, Inc. Class A	740	29,230
Unilever PLC sponsored ADR	1,400	54,698
		167,086
Household Products - 1.3%
Colgate-Palmolive Co.	1,450	79,721
Procter & Gamble Co.	400	35,380
		115,101
Personal Products - 1.2%
Avon Products, Inc.	550	26,670
Gillette Co.	2,790	83,365
		110,035
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,270	133,253
RJ Reynolds Tobacco Holdings, Inc.	500	20,275
		153,528
TOTAL CONSUMER STAPLES		904,518
ENERGY - 7.1%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	1,100	31,955
BJ Services Co. (a)	1,020	30,937
Cooper Cameron Corp. (a)	600	27,972
ENSCO International, Inc.	1,410	38,126
Nabors Industries Ltd. (a)	940	32,872
Noble Corp. (a)	840	27,149
Pride International, Inc. (a)	2,900	40,252
Rowan Companies, Inc.	1,760	35,886
Smith International, Inc. (a)	820	25,633
Tidewater, Inc.	900	25,353
Weatherford International Ltd. (a)	1,710	68,468
		384,603
Oil & Gas - 2.8%
ChevronTexaco Corp.	1,180	79,830
ConocoPhillips	1,142	55,387
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	2,020	$ 67,993
Talisman Energy, Inc.	800	29,360
Valero Energy Corp.	510	17,957
		250,527
TOTAL ENERGY		635,130
FINANCIALS - 20.6%
Banks - 6.4%
Bank of America Corp.	2,090	145,882
Bank One Corp.	3,670	141,552
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	2,970	27,680
Banknorth Group, Inc.	670	15,524
Commerce Bancorp, Inc., New Jersey	720	33,055
Credit Suisse Group sponsored ADR	800	15,040
Fifth Third Bancorp	420	26,670
FleetBoston Financial Corp.	2,000	46,780
Synovus Financial Corp.	1,100	22,539
Wachovia Corp.	2,790	97,064
		571,786
Diversified Financials - 8.3%
American Express Co.	650	23,641
Charles Schwab Corp.	1,400	12,852
Citigroup, Inc.	6,230	230,199
Fannie Mae	1,530	102,296
Freddie Mac	1,050	64,659
Goldman Sachs Group, Inc.	300	21,480
Household International, Inc.	510	12,118
J.P. Morgan Chase & Co.	3,900	80,925
Lehman Brothers Holdings, Inc.	610	32,495
MBNA Corp.	1,450	29,450
Merrill Lynch & Co., Inc.	1,620	61,479
Morgan Stanley	1,590	61,883
Stilwell Financial, Inc.	900	10,539
		744,016
Insurance - 5.9%
ACE Ltd.	1,600	49,200
Allstate Corp.	2,060	81,947
AMBAC Financial Group, Inc.	450	27,810
American International Group, Inc.	4,910	307,121
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	1,000	$ 24,530
MBIA, Inc.	610	26,627
Travelers Property Casualty Corp. Class A	295	3,938
		521,173
TOTAL FINANCIALS		1,836,975
HEALTH CARE - 15.4%
Biotechnology - 0.3%
Charles River Labs International, Inc. (a)	700	25,725
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	450	11,259
Medtronic, Inc.	1,160	51,968
Memry Corp. (a)	8,000	11,600
		74,827
Health Care Providers & Services - 3.8%
Anthem, Inc.	840	52,920
Cardinal Health, Inc.	400	27,684
Community Health Systems, Inc. (a)	1,000	23,500
HCA, Inc.	650	28,269
Tenet Healthcare Corp. (a)	2,345	67,419
Triad Hospitals, Inc. (a)	600	21,900
UnitedHealth Group, Inc.	600	54,570
Universal Health Services, Inc. Class B (a)	600	29,088
Wellpoint Health Networks, Inc. (a)	500	37,605
		342,955
Pharmaceuticals - 10.5%
Abbott Laboratories	1,290	54,012
Aventis SA sponsored ADR	1,000	59,200
Barr Laboratories, Inc. (a)	900	52,947
Bristol-Myers Squibb Co.	2,150	52,912
Johnson & Johnson	3,960	232,650
Merck & Co., Inc.	3,760	203,942
Pfizer, Inc.	7,360	233,827
Wyeth	1,300	43,550
		933,040
TOTAL HEALTH CARE		1,376,547
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	1,050	$ 60,795
Northrop Grumman Corp.	530	54,659
Raytheon Co.	700	20,650
		136,104
Airlines - 0.8%
Northwest Airlines Corp. (a)	1,640	11,234
Ryanair Holdings PLC sponsored ADR (a)	830	30,884
Southwest Airlines Co.	1,830	26,718
		68,836
Commercial Services & Supplies - 5.2%
Avery Dennison Corp.	400	24,896
Cendant Corp. (a)	2,340	26,910
Ceridian Corp. (a)	200	2,756
First Data Corp.	3,520	122,989
Labor Ready, Inc. (a)	18,660	128,381
Manpower, Inc.	1,320	45,012
Paychex, Inc.	700	20,174
Republic Services, Inc. (a)	1,250	25,725
Robert Half International, Inc. (a)	4,000	66,800
		463,643
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	1,550	46,950
Industrial Conglomerates - 3.1%
3M Co.	200	25,388
General Electric Co.	5,370	135,593
Tyco International Ltd.	8,000	115,680
		276,661
Machinery - 0.9%
Albany International Corp. Class A	1,400	29,666
Illinois Tool Works, Inc.	20	1,228
Navistar International Corp.	2,300	51,566
		82,460
TOTAL INDUSTRIALS		1,074,654
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.5%
Motorola, Inc.	4,700	43,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	1,960	$ 56,076
EMC Corp. (a)	5,200	26,572
		82,648
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	1,600	22,000
Thermo Electron Corp.	1,800	33,102
Vishay Intertechnology, Inc. (a)	1,500	15,450
		70,552
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	840	23,125
Yahoo!, Inc. (a)	3,300	49,236
		72,361
IT Consulting & Services - 0.6%
MPS Group, Inc. (a)	9,100	49,049
Office Electronics - 0.1%
Xerox Corp. (a)	1,400	9,296
Semiconductor Equipment & Products - 4.1%
Analog Devices, Inc. (a)	1,270	34,036
Applied Materials, Inc. (a)	1,800	27,054
Fairchild Semiconductor International, Inc. Class A (a)	3,800	45,220
Intel Corp.	800	13,840
Intersil Corp. Class A (a)	2,270	38,567
KLA-Tencor Corp. (a)	910	32,423
Micron Technology, Inc. (a)	1,650	26,400
Mykrolis Corp. (a)	0	2
National Semiconductor Corp. (a)	1,410	18,725
Semtech Corp. (a)	1,640	23,173
Teradyne, Inc. (a)	1,470	17,802
Texas Instruments, Inc.	5,800	91,988
		369,230
Software - 4.0%
Microsoft Corp. (a)	6,580	351,828
TOTAL INFORMATION TECHNOLOGY		1,048,063
MATERIALS - 3.5%
Chemicals - 1.3%
Ferro Corp.	1,000	24,470
Lyondell Chemical Co.	2,170	27,125
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Millennium Chemicals, Inc.	1,750	$ 16,223
PolyOne Corp.	700	5,600
Praxair, Inc.	770	41,965
		115,383
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	2,000	23,980
Pactiv Corp. (a)	2,130	42,259
		66,239
Metals & Mining - 1.4%
Alcan, Inc.	1,200	33,791
Alcoa, Inc.	1,380	30,443
Phelps Dodge Corp. (a)	2,000	62,040
		126,274
TOTAL MATERIALS		307,896
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	4,090	53,334
BellSouth Corp.	2,040	53,346
Qwest Communications International, Inc. (a)	22,500	76,275
Verizon Communications, Inc.	3,150	118,944
		301,899
Wireless Telecommunication Services - 0.0%
SBA Communications Corp. Class A (a)	10	4
TOTAL TELECOMMUNICATION SERVICES		301,903
UTILITIES - 1.2%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	120	3,077
Cinergy Corp.	850	26,444
FirstEnergy Corp.	960	31,152
		60,673
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.5%
Sempra Energy	2,000	$ 44,280
TOTAL UTILITIES		104,953
TOTAL COMMON STOCKS (Cost $9,408,191)		8,666,737
Investment Companies - 2.9%

S&P Depositary Receipts Trust unit Series 1 (Cost $255,325)	2,890	255,823
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.88%, dated 10/31/02 due 11/1/02) (Cost $101,000)	$ 101,005	101,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $9,764,516)		9,023,560
NET OTHER ASSETS - (1.2)%		(106,239)
NET ASSETS - 100%		$ 8,917,321
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,700,904 and $12,784,107, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,052 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $1,586,000 of which $62,000 and $1,524,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002

Assets
Investment in securities, at value (including repurchase agreements of $101,000) (cost $9,764,516) - See accompanying schedule		$ 9,023,560
Cash		79
Receivable for investments sold		214,785
Receivable for fund shares sold		1,108
Dividends receivable		7,069
Receivable from investment adviser for expense reductions		7,617
Other receivables		23
Total assets		9,254,241

Liabilities
Payable for investments purchased	$ 245,189
Payable for fund shares redeemed	50,309
Accrued management fee	4,108
Distribution fees payable	4,418
Other payables and accrued expenses	32,896
Total liabilities		336,920

Net Assets		$ 8,917,321
Net Assets consist of:
Paid in capital		$ 11,461,764
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,803,487)
Net unrealized appreciation (depreciation) on investments		(740,956)
Net Assets		$ 8,917,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,563,407 ÷ 203,002 shares)	$ 7.70

Maximum offering price per share (100/94.25 of $7.70)	$ 8.17
Class T: Net Asset Value and redemption price per share ($2,815,014 ÷ 366,366 shares)	$ 7.68

Maximum offering price per share (100/96.50 of $7.68)	$ 7.96
Class B: Net Asset Value and offering price per share ($1,682,944 ÷ 220,353 shares) A	$ 7.64

Class C: Net Asset Value and offering price per share ($2,103,611 ÷ 275,491 shares) A	$ 7.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($752,345 ÷ 97,356 shares)	$ 7.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2002

Investment Income
Dividends		$ 104,618
Interest		5,228
Total income		109,846

Expenses
Management fee	$ 52,770
Transfer agent fees	18,830
Distribution fees	57,033
Accounting fees and expenses	61,746
Non-interested trustees' compensation	30
Custodian fees and expenses	6,356
Registration fees	154,080
Audit	27,665
Legal	749
Miscellaneous	173
Total expenses before reductions	379,432
Expense reductions	(193,758)	185,674
Net investment income (loss)		(75,828)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,824,016)
Foreign currency transactions	216
Futures contracts	38,440
Total net realized gain (loss)		(1,785,360)
Change in net unrealized appreciation (depreciation) on: Investment securities	(520,756)
Futures contracts	5,109
Total change in net unrealized appreciation (depreciation)		(515,647)
Net gain (loss)		(2,301,007)
Net increase (decrease) in net assets resulting from operations		$ (2,376,835)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2002	September 5, 2001 (commencement of operations) to October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (75,828)	$ (4,271)
Net realized gain (loss)	(1,785,360)	(17,872)
Change in net unrealized appreciation (depreciation)	(515,647)	(225,309)
Net increase (decrease) in net assets resulting from operations	(2,376,835)	(247,452)
Share transactions - net increase (decrease)	6,558,085	4,983,523
Total increase (decrease) in net assets	4,181,250	4,736,071

Net Assets
Beginning of period	4,736,071	-
End of period	$ 8,917,321	$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	-
Net realized and unrealized gain (loss)	(1.62)	(.64)
Total from investment operations	(1.66)	(.64)
Net asset value, end of period	$ 7.70	$ 9.36
Total Return B, C, D	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.69%	1.75% A
Expenses net of all reductions	1.66%	1.69% A
Net investment income (loss)	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,563	$ 918
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)
Net realized and unrealized gain (loss)	(1.62)	(.63)
Total from investment operations	(1.68)	(.64)
Net asset value, end of period	$ 7.68	$ 9.36
Total Return B, C, D	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.94%	2.00% A
Expenses net of all reductions	1.91%	1.94% A
Net investment income (loss)	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,815	$ 914
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.02)
Net realized and unrealized gain (loss)	(1.61)	(.63)
Total from investment operations	(1.71)	(.65)
Net asset value, end of period	$ 7.64	$ 9.35
Total Return B, C, D	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.44%	2.50% A
Expenses net of all reductions	2.41%	2.44% A
Net investment income (loss)	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,683	$ 827
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.11)	(.02)
Net realized and unrealized gain (loss)	(1.60)	(.63)
Total from investment operations	(1.71)	(.65)
Net asset value, end of period	$ 7.64	$ 9.35
Total Return B, C, D	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.45%	2.50% A
Expenses net of all reductions	2.42%	2.45% A
Net investment income (loss)	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,104	$ 1,321
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	-
Net realized and unrealized gain (loss)	(1.62)	(.63)
Total from investment operations	(1.64)	(.63)
Net asset value, end of period	$ 7.73	$ 9.37
Total Return B, C	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.45%	1.50% A
Expenses net of all reductions	1.42%	1.43% A
Net investment income (loss)	(.21)%	- A
Supplemental Data
Net assets, end of period (000 omitted)	$ 752	$ 756
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 336,141
Unrealized depreciation	(1,294,920)
Net unrealized appreciation (depreciation)	(958,779)
Capital loss carryforward	(1,585,661)
Total Distributable earnings	$ (2,544,440)
Cost for federal income tax purposes	$ 9,982,339

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 3,903	$ 1,797	$ -
Class T	.25%	.25%	13,614	3,540	-
Class B	.75%	.25%	15,480	13,399
Class C	.75%	.25%	24,036	20,857
			$ 57,033	$ 39,593	$ -

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 9,313	$ 8,798
Class T	5,595	5,086
Class B*	5,863	5,863
Class C*	962	962
	$ 21,733	$ 20,709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,862.18
Class T	5,671.21
Class B	3,627.23
Class C	4,997.21
Institutional Class	1,673.20
	$ 18,830

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75% - *1.50%	$ 32,559
Class T	2.00% - *1.75%	57,467
Class B	2.50% - *2.25%	33,122
Class C	2.50% - *2.25%	50,575
Institutional Class	1.50% - *1.25%	17,572
		$ 191,295

* Expense limitation in effect at period-end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of

Annual Report

6. Expense Reductions - continued

each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 2,463
Class A	-	-
Class T	-	-
	$ -	$ 2,463

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 28% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
October 31,	Year ended October 31, 2002	Year ended October 31, 2001 A	Year ended October 31, 2002	Year ended October 31, 2001 A
Class A
Shares sold	128,985	98,102	$ 1,242,787	$ 959,071
Shares redeemed	(24,085)	-	(185,911)	-
Net increase (decrease)	104,900	98,102	$ 1,056,876	$ 959,071
Class T
Shares sold	377,308	97,707	$ 3,523,380	$ 968,948
Shares redeemed	(108,649)	-	(879,862)	-
Net increase (decrease)	268,659	97,707	$ 2,643,518	$ 968,948
Class B
Shares sold	171,775	88,383	$ 1,583,894	$ 878,587
Shares redeemed	(39,805)	-	(321,584)	-
Net increase (decrease)	131,970	88,383	$ 1,262,310	$ 878,587
Class C
Shares sold	227,234	141,267	$ 2,172,371	$ 1,370,907
Shares redeemed	(93,010)	-	(745,230)	-
Net increase (decrease)	134,224	141,267	$ 1,427,141	$ 1,370,907
Institutional Class
Shares sold	17,931	80,655	$ 177,341	$ 806,010
Shares redeemed	(1,230)	-	(9,101)	-
Net increase (decrease)	16,701	80,655	$ 168,240	$ 806,010

A Share transactions are for the period September 5, 2001 (commencement of sale of shares) to October 31, 2001.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 6, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Tax Managed Stock (2001).
Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy
Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition,
Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Timothy E. Heffernan (41)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Heffernan is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Heffernan managed a variety of Fidelity funds.

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 2001

Secretary of Advisor Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Tax Managed Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
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Fidelity Advisor Japan Fund
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Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
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Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMS-ANN-1202 158322
1.765894.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - Inst CL
Return Before Taxes	-17.50%	-22.70%
Return After Taxes on Distributions	-17.50%	-22.70%
Return After Taxes on Distributions and Sale of Fund Shares	-10.75%	-18.16%
S&P 500®	-15.11%	-20.36%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, one year, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Institutional Class shares' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes.

* Not available

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Annual Report

Fidelity Advisor Tax Managed Stock Fund - Institutional Class
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Tax Managed Stock - Inst CL
Return Before Taxes	-17.50%	-20.01%
Return After Taxes on Distributions	-17.50%	-20.01%
Return After Taxes on Distributions and Sale of Fund Shares	-10.75%	-15.95%
S&P 500®	-15.11%	-17.92%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Institutional Class on September 5, 2001, when the fund started. The chart shows how the value of your investment would have grown without accounting for the effect of taxes, and also shows how the Standard & Poor's 500 Index*** did over the same period.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The bear market that clawed and chewed its way through U.S. equities since March of 2000 finally showed signs of hibernation in the final month of the one-year period that ended October 31, 2002, as a number of stock market indexes recorded high single-digit to low double-digit returns. For that one month at least, investors shrugged off the many negative influences that pressured the economy and equities during the past year, including fears of another war with Iraq, a possible double-dip recession, poor corporate profitability and behavior, and cracks in the strength of consumer spending, just to name a few. While that one month of good performance might one day be looked upon as the time when the bear crawled back in its cave, it did little to mitigate the damage that had already been done, particularly in the third quarter of 2002 - the worst quarter for U.S. equities in 15 years. For the overall 12-month period, the large-cap-oriented Standard & Poor's 500SM Index dropped 15.11%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 21.04%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 5.56%.

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. For the 12 months ending October 31, 2002, the fund's Institutional Class shares were down 17.50%. In comparison, the Standard & Poor's 500 Index fell 15.11%. The fund also compares its performance to the Lipper Inc. growth funds average, which declined 16.68% during the past year.

Q. Why did the fund underperform the S&P 500 index during the past year?

A. The fund's relative performance was mixed across all the major sectors; however, weakness within the information technology and health care sectors accounted for much of the shortfall. These two sectors performed poorly during the past year, and the fund's holdings in each performed slightly worse than those in the index. More specifically, the fund was overweighted in a number of disappointing software names, such as Computer Associates, that collectively fell more than 32%. Having more exposure to poor-performing stocks in other areas of technology, such as Motorola, Advanced Micro Devices and Semtech, also held back the fund's relative return. In the health care arena, I underweighted pharmaceuticals - one of the sector's worst-performing groups - but the fund's mix of stocks lagged the benchmark. Specifically, we were hurt by owning a higher percentage of Bristol-Myers Squibb, which fell more than 50% on disappointing clinical drug trial results and increased competition from generic drug makers.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. In your report six months ago, you said that you were steering the fund toward more economically sensitive stocks. Did you continue to pursue this strategy?

A. Yes, I continued to position the fund with a higher percentage of stocks in industries - including semiconductors, labor staffing, media and energy services - that I felt could benefit from an upturn in the domestic economy. Specifically, I bolstered or established positions in leading companies that have historically delivered consistent earnings growth, but for one reason or another had been oversold - and therefore were attractive buying opportunities. The latter half of the period was a difficult one for stocks across the entire market spectrum, particularly for some of these economically sensitive areas, which suffered more than others because of the economy's prevailing weakness. I remain optimistic, however, that this strategy could be significantly more rewarding going forward.

Q. Which strategies had a positive impact on the fund's return?

A. Increasing the fund's holdings of temporary labor staffing stocks provided a measurable boost. Our holdings in this group - including Labor Ready, Robert Half International and MPS Group - collectively represented more than 3% of the fund's net assets during the past year and together appreciated about 15%. The fund's standout, Labor Ready, rose 47%. I added these stocks because I believed that when the domestic economy rolls out of its current nesting and business picks up, recently downsized companies are likely to seek more cost-efficient temporary help, as opposed to hiring full-time workers. When the U.S. economy emerged from a recession in 1992, many large companies took this approach, and the trend could be even greater next time around. Elsewhere, I moved the fund to an underweighting in technology, but I kept a higher exposure to semiconductor stocks, as these historically have been the first to outperform during an economic recovery. The investments in these chip stocks had yet to meaningfully influence the fund's return by period end. Outside of economically sensitive areas, the fund's overweighting in medical services providers such as Trigon Healthcare also helped, as these were among the few businesses that experienced real growth. I sold off some of the stocks mentioned in this report during the period.

Q. What's your outlook, Tim?

A. It's been nearly three calendar years of disappointing returns for the equity markets, and I believe it's more likely we'll see better returns for stocks going forward. The Federal Reserve Board has lowered key interest rates to levels not seen since the 1960s - giving businesses a further incentive to borrow and expand. At some point I believe they will expand, and I've positioned the fund to benefit from an economic upturn.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Start date: September 5, 2001

Size: as of October 31, 2002, more than $8 million

Manager: Tim Heffernan, since inception; joined Fidelity in 1984

3

Tim Heffernan elaborates on the fund's new focus:

"I used the broader equity market's extended weakness during the past six months to reposition the fund with a greater emphasis on companies I felt would benefit from a sustained economic recovery. I approached this strategy in two ways. First, I was able to lower the average cost of some of the fund's existing positions, using their price declines to buy more shares at lower prices. Second, I was able to add new stocks to the fund that met my criteria for a good long-term holding, but I felt had been too expensive to own up to that point.

"While many of these economically sensitive companies have borne the brunt of the market's biggest woes recently, I felt the timing was right to move in this direction. Many leading companies have implemented cost-cutting initiatives and repositioned themselves as leaner, more-efficient businesses. Therefore, when consumer and corporate product demand increases, the fund could realize the upside potential of a faster-growing economy and a better-performing stock market. We saw a glimpse of this potential upside during October, when the S&P 500 index rose 8.80% - one of its best months on record. Amid this monthly market climb, the fund rose more than nine percent - a greater gain attributable to its current positioning."

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.0	3.8
American International Group, Inc.	3.4	3.3
S&P Depositary Receipts Trust Series 1	2.9	2.3
Pfizer, Inc.	2.6	2.3
Johnson & Johnson	2.6	1.3
Citigroup, Inc.	2.6	2.2
Merck & Co., Inc.	2.3	1.3
The Coca-Cola Co.	1.9	1.9
Bank of America Corp.	1.6	1.2
Bank One Corp.	1.6	2.0
	25.5
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	20.2
Health Care	15.4	11.9
Consumer Discretionary	12.1	13.7
Industrials	12.0	10.7
Information Technology	11.8	16.0
Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Stocks and Investment Companies 100.1%		Stocks 98.6%
	Short-Term Investments and Net Other Assets*** (0.1)%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	3.5%	** Foreign investments	1.7%
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 0.8%
International Speedway Corp. Class A	600	$ 23,364
McDonald's Corp.	2,440	44,188
		67,552
Household Durables - 0.6%
Black & Decker Corp.	620	28,991
Centex Corp.	640	29,107
		58,098
Internet & Catalog Retail - 0.3%
J. Jill Group, Inc. (a)	1,100	23,716
Media - 7.1%
AOL Time Warner, Inc. (a)	7,770	114,608
Clear Channel Communications, Inc. (a)	3,640	134,862
Comcast Corp. Class A (special) (a)	1,810	41,648
Cox Communications, Inc. Class A (a)	800	21,920
Fox Entertainment Group, Inc. Class A (a)	2,730	66,639
Liberty Media Corp. Class A (a)	4,300	35,561
Tribune Co.	728	34,980
Univision Communications, Inc. Class A (a)	1,900	49,229
Viacom, Inc. Class B (non-vtg.) (a)	2,910	129,815
		629,262
Multiline Retail - 0.5%
Costco Wholesale Corp. (a)	20	679
Wal-Mart Stores, Inc.	822	44,018
		44,697
Specialty Retail - 2.8%
Best Buy Co., Inc. (a)	2,200	45,342
Gap, Inc.	3,000	35,310
Limited Brands, Inc.	4,220	66,127
Lowe's Companies, Inc.	2,540	105,994
		252,773
TOTAL CONSUMER DISCRETIONARY		1,076,098
CONSUMER STAPLES - 10.1%
Beverages - 3.3%
Pepsi Bottling Group, Inc.	1,950	52,553
PepsiCo, Inc.	1,680	74,088
The Coca-Cola Co.	3,610	167,793
		294,434
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 0.7%
CVS Corp.	2,320	$ 64,334
Food Products - 1.9%
Dean Foods Co. (a)	2,000	74,980
Fresh Del Monte Produce, Inc.	300	8,178
Kraft Foods, Inc. Class A	740	29,230
Unilever PLC sponsored ADR	1,400	54,698
		167,086
Household Products - 1.3%
Colgate-Palmolive Co.	1,450	79,721
Procter & Gamble Co.	400	35,380
		115,101
Personal Products - 1.2%
Avon Products, Inc.	550	26,670
Gillette Co.	2,790	83,365
		110,035
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,270	133,253
RJ Reynolds Tobacco Holdings, Inc.	500	20,275
		153,528
TOTAL CONSUMER STAPLES		904,518
ENERGY - 7.1%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	1,100	31,955
BJ Services Co. (a)	1,020	30,937
Cooper Cameron Corp. (a)	600	27,972
ENSCO International, Inc.	1,410	38,126
Nabors Industries Ltd. (a)	940	32,872
Noble Corp. (a)	840	27,149
Pride International, Inc. (a)	2,900	40,252
Rowan Companies, Inc.	1,760	35,886
Smith International, Inc. (a)	820	25,633
Tidewater, Inc.	900	25,353
Weatherford International Ltd. (a)	1,710	68,468
		384,603
Oil & Gas - 2.8%
ChevronTexaco Corp.	1,180	79,830
ConocoPhillips	1,142	55,387
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	2,020	$ 67,993
Talisman Energy, Inc.	800	29,360
Valero Energy Corp.	510	17,957
		250,527
TOTAL ENERGY		635,130
FINANCIALS - 20.6%
Banks - 6.4%
Bank of America Corp.	2,090	145,882
Bank One Corp.	3,670	141,552
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	2,970	27,680
Banknorth Group, Inc.	670	15,524
Commerce Bancorp, Inc., New Jersey	720	33,055
Credit Suisse Group sponsored ADR	800	15,040
Fifth Third Bancorp	420	26,670
FleetBoston Financial Corp.	2,000	46,780
Synovus Financial Corp.	1,100	22,539
Wachovia Corp.	2,790	97,064
		571,786
Diversified Financials - 8.3%
American Express Co.	650	23,641
Charles Schwab Corp.	1,400	12,852
Citigroup, Inc.	6,230	230,199
Fannie Mae	1,530	102,296
Freddie Mac	1,050	64,659
Goldman Sachs Group, Inc.	300	21,480
Household International, Inc.	510	12,118
J.P. Morgan Chase & Co.	3,900	80,925
Lehman Brothers Holdings, Inc.	610	32,495
MBNA Corp.	1,450	29,450
Merrill Lynch & Co., Inc.	1,620	61,479
Morgan Stanley	1,590	61,883
Stilwell Financial, Inc.	900	10,539
		744,016
Insurance - 5.9%
ACE Ltd.	1,600	49,200
Allstate Corp.	2,060	81,947
AMBAC Financial Group, Inc.	450	27,810
American International Group, Inc.	4,910	307,121
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	1,000	$ 24,530
MBIA, Inc.	610	26,627
Travelers Property Casualty Corp. Class A	295	3,938
		521,173
TOTAL FINANCIALS		1,836,975
HEALTH CARE - 15.4%
Biotechnology - 0.3%
Charles River Labs International, Inc. (a)	700	25,725
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	450	11,259
Medtronic, Inc.	1,160	51,968
Memry Corp. (a)	8,000	11,600
		74,827
Health Care Providers & Services - 3.8%
Anthem, Inc.	840	52,920
Cardinal Health, Inc.	400	27,684
Community Health Systems, Inc. (a)	1,000	23,500
HCA, Inc.	650	28,269
Tenet Healthcare Corp. (a)	2,345	67,419
Triad Hospitals, Inc. (a)	600	21,900
UnitedHealth Group, Inc.	600	54,570
Universal Health Services, Inc. Class B (a)	600	29,088
Wellpoint Health Networks, Inc. (a)	500	37,605
		342,955
Pharmaceuticals - 10.5%
Abbott Laboratories	1,290	54,012
Aventis SA sponsored ADR	1,000	59,200
Barr Laboratories, Inc. (a)	900	52,947
Bristol-Myers Squibb Co.	2,150	52,912
Johnson & Johnson	3,960	232,650
Merck & Co., Inc.	3,760	203,942
Pfizer, Inc.	7,360	233,827
Wyeth	1,300	43,550
		933,040
TOTAL HEALTH CARE		1,376,547
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	1,050	$ 60,795
Northrop Grumman Corp.	530	54,659
Raytheon Co.	700	20,650
		136,104
Airlines - 0.8%
Northwest Airlines Corp. (a)	1,640	11,234
Ryanair Holdings PLC sponsored ADR (a)	830	30,884
Southwest Airlines Co.	1,830	26,718
		68,836
Commercial Services & Supplies - 5.2%
Avery Dennison Corp.	400	24,896
Cendant Corp. (a)	2,340	26,910
Ceridian Corp. (a)	200	2,756
First Data Corp.	3,520	122,989
Labor Ready, Inc. (a)	18,660	128,381
Manpower, Inc.	1,320	45,012
Paychex, Inc.	700	20,174
Republic Services, Inc. (a)	1,250	25,725
Robert Half International, Inc. (a)	4,000	66,800
		463,643
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	1,550	46,950
Industrial Conglomerates - 3.1%
3M Co.	200	25,388
General Electric Co.	5,370	135,593
Tyco International Ltd.	8,000	115,680
		276,661
Machinery - 0.9%
Albany International Corp. Class A	1,400	29,666
Illinois Tool Works, Inc.	20	1,228
Navistar International Corp.	2,300	51,566
		82,460
TOTAL INDUSTRIALS		1,074,654
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.5%
Motorola, Inc.	4,700	43,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	1,960	$ 56,076
EMC Corp. (a)	5,200	26,572
		82,648
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	1,600	22,000
Thermo Electron Corp.	1,800	33,102
Vishay Intertechnology, Inc. (a)	1,500	15,450
		70,552
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	840	23,125
Yahoo!, Inc. (a)	3,300	49,236
		72,361
IT Consulting & Services - 0.6%
MPS Group, Inc. (a)	9,100	49,049
Office Electronics - 0.1%
Xerox Corp. (a)	1,400	9,296
Semiconductor Equipment & Products - 4.1%
Analog Devices, Inc. (a)	1,270	34,036
Applied Materials, Inc. (a)	1,800	27,054
Fairchild Semiconductor International, Inc. Class A (a)	3,800	45,220
Intel Corp.	800	13,840
Intersil Corp. Class A (a)	2,270	38,567
KLA-Tencor Corp. (a)	910	32,423
Micron Technology, Inc. (a)	1,650	26,400
Mykrolis Corp. (a)	0	2
National Semiconductor Corp. (a)	1,410	18,725
Semtech Corp. (a)	1,640	23,173
Teradyne, Inc. (a)	1,470	17,802
Texas Instruments, Inc.	5,800	91,988
		369,230
Software - 4.0%
Microsoft Corp. (a)	6,580	351,828
TOTAL INFORMATION TECHNOLOGY		1,048,063
MATERIALS - 3.5%
Chemicals - 1.3%
Ferro Corp.	1,000	24,470
Lyondell Chemical Co.	2,170	27,125
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Millennium Chemicals, Inc.	1,750	$ 16,223
PolyOne Corp.	700	5,600
Praxair, Inc.	770	41,965
		115,383
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	2,000	23,980
Pactiv Corp. (a)	2,130	42,259
		66,239
Metals & Mining - 1.4%
Alcan, Inc.	1,200	33,791
Alcoa, Inc.	1,380	30,443
Phelps Dodge Corp. (a)	2,000	62,040
		126,274
TOTAL MATERIALS		307,896
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	4,090	53,334
BellSouth Corp.	2,040	53,346
Qwest Communications International, Inc. (a)	22,500	76,275
Verizon Communications, Inc.	3,150	118,944
		301,899
Wireless Telecommunication Services - 0.0%
SBA Communications Corp. Class A (a)	10	4
TOTAL TELECOMMUNICATION SERVICES		301,903
UTILITIES - 1.2%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	120	3,077
Cinergy Corp.	850	26,444
FirstEnergy Corp.	960	31,152
		60,673
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.5%
Sempra Energy	2,000	$ 44,280
TOTAL UTILITIES		104,953
TOTAL COMMON STOCKS (Cost $9,408,191)		8,666,737
Investment Companies - 2.9%

S&P Depositary Receipts Trust unit Series 1 (Cost $255,325)	2,890	255,823
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.88%, dated 10/31/02 due 11/1/02) (Cost $101,000)	$ 101,005	101,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $9,764,516)		9,023,560
NET OTHER ASSETS - (1.2)%		(106,239)
NET ASSETS - 100%		$ 8,917,321
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,700,904 and $12,784,107, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,052 for the period.
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $1,586,000 of which $62,000 and $1,524,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002

Assets
Investment in securities, at value (including repurchase agreements of $101,000) (cost $9,764,516) - See accompanying schedule		$ 9,023,560
Cash		79
Receivable for investments sold		214,785
Receivable for fund shares sold		1,108
Dividends receivable		7,069
Receivable from investment adviser for expense reductions		7,617
Other receivables		23
Total assets		9,254,241

Liabilities
Payable for investments purchased	$ 245,189
Payable for fund shares redeemed	50,309
Accrued management fee	4,108
Distribution fees payable	4,418
Other payables and accrued expenses	32,896
Total liabilities		336,920

Net Assets		$ 8,917,321
Net Assets consist of:
Paid in capital		$ 11,461,764
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,803,487)
Net unrealized appreciation (depreciation) on investments		(740,956)
Net Assets		$ 8,917,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,563,407 ÷ 203,002 shares)	$ 7.70

Maximum offering price per share (100/94.25 of $7.70)	$ 8.17
Class T: Net Asset Value and redemption price per share ($2,815,014 ÷ 366,366 shares)	$ 7.68

Maximum offering price per share (100/96.50 of $7.68)	$ 7.96
Class B: Net Asset Value and offering price per share ($1,682,944 ÷ 220,353 shares) A	$ 7.64

Class C: Net Asset Value and offering price per share ($2,103,611 ÷ 275,491 shares) A	$ 7.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($752,345 ÷ 97,356 shares)	$ 7.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2002

Investment Income
Dividends		$ 104,618
Interest		5,228
Total income		109,846

Expenses
Management fee	$ 52,770
Transfer agent fees	18,830
Distribution fees	57,033
Accounting fees and expenses	61,746
Non-interested trustees' compensation	30
Custodian fees and expenses	6,356
Registration fees	154,080
Audit	27,665
Legal	749
Miscellaneous	173
Total expenses before reductions	379,432
Expense reductions	(193,758)	185,674
Net investment income (loss)		(75,828)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,824,016)
Foreign currency transactions	216
Futures contracts	38,440
Total net realized gain (loss)		(1,785,360)
Change in net unrealized appreciation (depreciation) on: Investment securities	(520,756)
Futures contracts	5,109
Total change in net unrealized appreciation (depreciation)		(515,647)
Net gain (loss)		(2,301,007)
Net increase (decrease) in net assets resulting from operations		$ (2,376,835)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2002	September 5, 2001 (commencement of operations) to October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (75,828)	$ (4,271)
Net realized gain (loss)	(1,785,360)	(17,872)
Change in net unrealized appreciation (depreciation)	(515,647)	(225,309)
Net increase (decrease) in net assets resulting from operations	(2,376,835)	(247,452)
Share transactions - net increase (decrease)	6,558,085	4,983,523
Total increase (decrease) in net assets	4,181,250	4,736,071

Net Assets
Beginning of period	4,736,071	-
End of period	$ 8,917,321	$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	-
Net realized and unrealized gain (loss)	(1.62)	(.64)
Total from investment operations	(1.66)	(.64)
Net asset value, end of period	$ 7.70	$ 9.36
Total Return B, C, D	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.69%	1.75% A
Expenses net of all reductions	1.66%	1.69% A
Net investment income (loss)	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,563	$ 918
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.01)
Net realized and unrealized gain (loss)	(1.62)	(.63)
Total from investment operations	(1.68)	(.64)
Net asset value, end of period	$ 7.68	$ 9.36
Total Return B, C, D	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.94%	2.00% A
Expenses net of all reductions	1.91%	1.94% A
Net investment income (loss)	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,815	$ 914
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.02)
Net realized and unrealized gain (loss)	(1.61)	(.63)
Total from investment operations	(1.71)	(.65)
Net asset value, end of period	$ 7.64	$ 9.35
Total Return B, C, D	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.44%	2.50% A
Expenses net of all reductions	2.41%	2.44% A
Net investment income (loss)	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,683	$ 827
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.11)	(.02)
Net realized and unrealized gain (loss)	(1.60)	(.63)
Total from investment operations	(1.71)	(.65)
Net asset value, end of period	$ 7.64	$ 9.35
Total Return B, C, D	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.45%	2.50% A
Expenses net of all reductions	2.42%	2.45% A
Net investment income (loss)	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,104	$ 1,321
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	-
Net realized and unrealized gain (loss)	(1.62)	(.63)
Total from investment operations	(1.64)	(.63)
Net asset value, end of period	$ 7.73	$ 9.37
Total Return B, C	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.45%	1.50% A
Expenses net of all reductions	1.42%	1.43% A
Net investment income (loss)	(.21)%	- A
Supplemental Data
Net assets, end of period (000 omitted)	$ 752	$ 756
Portfolio turnover rate	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 336,141
Unrealized depreciation	(1,294,920)
Net unrealized appreciation (depreciation)	(958,779)
Capital loss carryforward	(1,585,661)
Total Distributable earnings	$ (2,544,440)
Cost for federal income tax purposes	$ 9,982,339

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 3,903	$ 1,797	$ -
Class T	.25%	.25%	13,614	3,540	-
Class B	.75%	.25%	15,480	13,399
Class C	.75%	.25%	24,036	20,857
			$ 57,033	$ 39,593	$ -

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 9,313	$ 8,798
Class T	5,595	5,086
Class B*	5,863	5,863
Class C*	962	962
	$ 21,733	$ 20,709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,862.18
Class T	5,671.21
Class B	3,627.23
Class C	4,997.21
Institutional Class	1,673.20
	$ 18,830

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75% - *1.50%	$ 32,559
Class T	2.00% - *1.75%	57,467
Class B	2.50% - *2.25%	33,122
Class C	2.50% - *2.25%	50,575
Institutional Class	1.50% - *1.25%	17,572
		$ 191,295

* Expense limitation in effect at period-end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of

Annual Report

6. Expense Reductions - continued

each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 2,463
Class A	-	-
Class T	-	-
	$ -	$ 2,463

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 28% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
October 31,	Year ended October 31, 2002	Year ended October 31, 2001 A	Year ended October 31, 2002	Year ended October 31, 2001 A
Class A
Shares sold	128,985	98,102	$ 1,242,787	$ 959,071
Shares redeemed	(24,085)	-	(185,911)	-
Net increase (decrease)	104,900	98,102	$ 1,056,876	$ 959,071
Class T
Shares sold	377,308	97,707	$ 3,523,380	$ 968,948
Shares redeemed	(108,649)	-	(879,862)	-
Net increase (decrease)	268,659	97,707	$ 2,643,518	$ 968,948
Class B
Shares sold	171,775	88,383	$ 1,583,894	$ 878,587
Shares redeemed	(39,805)	-	(321,584)	-
Net increase (decrease)	131,970	88,383	$ 1,262,310	$ 878,587
Class C
Shares sold	227,234	141,267	$ 2,172,371	$ 1,370,907
Shares redeemed	(93,010)	-	(745,230)	-
Net increase (decrease)	134,224	141,267	$ 1,427,141	$ 1,370,907
Institutional Class
Shares sold	17,931	80,655	$ 177,341	$ 806,010
Shares redeemed	(1,230)	-	(9,101)	-
Net increase (decrease)	16,701	80,655	$ 168,240	$ 806,010

A Share transactions are for the period September 5, 2001 (commencement of sale of shares) to October 31, 2001.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Beacon Street Trust and Shareholders of Fidelity Advisor Tax Managed Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Tax Managed Stock Fund (the Fund), a fund of Fidelity Beacon Street Trust, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Tax Managed Stock Fund as of October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 6, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Tax Managed Stock (2001).
Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy
Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,
Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition,
Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Timothy E. Heffernan (41)

Year of Election or Appointment: 2001

Vice President of Advisor Tax Managed Stock. Mr. Heffernan is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Heffernan managed a variety of Fidelity funds.

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 2001

Secretary of Advisor Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Tax Managed Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMSI-ANN-1202 158323
1.765893.111

(Fidelity Investment logo)(registered trademark)

Fidelity®

Tax Managed Stock

Fund

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns (including After-Tax Returns)

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Tax Managed Stock Return Before Taxes	-16.79%	-18.91%
Return Before Taxes **	-17.62%	-18.91%
Return After Taxes on Distributions **	-17.72%	-19.06%
Return After Taxes on Distributions and Sale of Fund Shares **	-10.80%	-15.17%
S&P 500 ® (reflects no deduction for fees, expenses, or taxes)	-15.11%	-16.00%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 2, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of trading fees and taxes.

* Not available

** Including 1.00% trading fee, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2002) was 38.6%.

Annual Report

Performance - continued

Average Annual Total Returns (including After-Tax Returns)

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Tax Managed Stock Return Before Taxes	-16.79%	-5.11%
Return Before Taxes **	-17.62%	-5.11%
Return After Taxes on Distributions **	-17.72%	-5.15%
Return After Taxes on Distributions and Sale of Fund Shares **	-10.80%	-4.03%
S&P 500 ® (reflects no deduction for fees, expenses, or taxes)	-15.11%	-4.27%
Growth Funds Average	-16.68%	n/a*
Large-Cap Core Funds Average	-16.26%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total returns, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

** Including 1.00% trading fee, if applicable

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tax Managed Stock Fund on November 2, 1998, when the fund started. The chart shows how the value of your investment would have grown, without accounting for the effect of taxes, and also shows how the Standard & Poor's 500*** Index did over the same period.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Annual Report

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The bear market that clawed and chewed its way through U.S. equities since March of 2000 finally showed signs of hibernation in the final month of the one-year period that ended October 31, 2002, as a number of stock market indexes recorded high single-digit to low double-digit returns. For that one month at least, investors shrugged off the many negative influences that pressured the economy and equities during the past year, including fears of another war with Iraq, a possible double-dip recession, poor corporate profitability and behavior, and cracks in the strength of consumer spending, just to name a few. While that one month of good performance might one day be looked upon as the time when the bear crawled back in its cave, it did little to mitigate the damage that had already been done, particularly in the third quarter of 2002 - the worst quarter for U.S. equities in 15 years. For the overall 12-month period, the large-cap-oriented Standard & Poor's 500SM Index dropped 15.11%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 21.04%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 5.56%.

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. For the 12 months ending October 31, 2002, the fund was down 16.79%, without accounting for the effect of fees and taxes. In comparison, the Standard & Poor's 500 Index fell 15.11%, while the Lipper Inc. growth funds average declined 16.68%.

Q. Why did the fund underperform the S&P 500 index during the past year?

A. The fund's relative performance was mixed across all the major sectors; however, weakness in technology and health care accounted for much of the shortfall. These two sectors performed poorly during the past year, but the fund's holdings in each performed slightly worse than those in the index. More specifically, the fund was overweighted in a number of disappointing software names, such as Computer Associates, that collectively fell more than 32%. Having more exposure to poor-performing stocks in other areas of technology, such as Motorola, Advanced Micro Devices and Semtech, also held back the fund's relative return. In the health care arena, I underweighted pharmaceuticals - one of the sector's worst-performing groups - but the fund's mix of stocks lagged the benchmark. Owning a higher percentage of Bristol-Myers Squibb, which fell more than 50% on disappointing clinical drug trial results and increased competition from generic drug makers, was the biggest setback.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. In your report six months ago, you said that you were steering the fund toward more economically sensitive stocks. Did you continue to pursue this strategy?

A. Yes, I continued to position the fund with a higher percentage of stocks in industries - including semiconductors, labor staffing, media and energy services - that I felt could benefit from an upturn in the domestic economy. Specifically, I bolstered or established positions in leading companies that have historically delivered consistent earnings growth, but for one reason or another had been oversold - and therefore became attractive buying opportunities. The latter half of the period was a difficult one for stocks across the entire market spectrum, particularly for some of these economically sensitive areas, which suffered more than others because of the economy's prevailing weakness. I remain optimistic, however, that this strategy could be significantly more rewarding going forward.

Q. Which strategies had a positive impact on the fund's return?

A. Increasing the fund's holdings of temporary labor staffing stocks provided a measurable boost. Our holdings in this group - including Labor Ready, Robert Half International and MPS Group - collectively represented more than 3% of the fund's net assets during the past year and together appreciated about 15%. The fund's standout, Labor Ready, rose 47%. I added these stocks because I believed that when the domestic economy rolls out of its current nesting and business picks up, recently downsized companies are likely to seek more cost-efficient temporary help, as opposed to hiring full-time workers. When the U.S. economy emerged from a recession in 1992, many large companies took this approach, and the trend could be even greater next time around. Elsewhere, I moved the fund to an underweighting in technology, but I kept a higher exposure to semiconductor stocks, as these historically have been the first to outperform during an economic recovery. The investments in these chip stocks had yet to meaningfully influence the fund's return by period end. Outside of economically sensitive areas, the fund's overweighting in medical providers such as Trigon Healthcare also helped, as these were among the few businesses that experienced real growth. Some of the stocks mentioned in this report were sold off during the period.

Q. What's your outlook, Tim?

A. It's been nearly three calendar years of disappointing returns for the equity markets, and I believe it's more likely we'll see better returns for stocks going forward. The Federal Reserve Board has lowered key interest rates to levels not seen since the 1960s - potentially giving businesses a further incentive to borrow and expand. At some point, I believe they will expand, and I've positioned the fund to benefit from an economic upturn.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Fund number: 343

Trading symbol: FTXMX

Start date: November 2, 1998

Size: as of October 31, 2002, more than $58 million

Manager: Tim Heffernan, since inception; manager, Fidelity Congress Street and Exchange Funds, since 1997; various institutional funds for Fidelity Management Trust Company, 1992-
1996; joined Fidelity in 1984

3

Tim Heffernan elaborates on the fund's new focus:

"I used the broader equity market's extended weakness during the past six months to reposition the fund with a greater emphasis on companies I felt could benefit from a sustained economy recovery. I approached this strategy in two ways. First, I was able to lower the average cost of some of the fund's existing positions, using their price declines to buy more shares at lower prices. Second, I was able to add new stocks to the fund that met my criteria for a good long-term holding, but I felt had been too expensive to own up to that point.

"While many of these economically sensitive companies have borne the brunt of the market's biggest woes recently, I felt the timing was right to move in this direction. Many leading companies have implemented cost-cutting initiatives and repositioned themselves as leaner, more-efficient businesses. Therefore, when consumer and corporate product demand increases, the fund could realize the upside potential of a faster-growing economy and a better-performing stock market. We saw a glimpse of this potential upside during October, when the S&P 500 index rose 8.80% - one of its best months on record. Amid this monthly market climb, the fund rose 9.49% - a greater gain attributable to its current positioning."

Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.0	4.1
American International Group, Inc.	3.5	3.5
Pfizer, Inc.	2.7	2.5
Citigroup, Inc.	2.6	2.4
Johnson & Johnson	2.6	1.2
Merck & Co., Inc.	2.3	1.3
The Coca-Cola Co.	1.9	1.9
Bank of America Corp.	1.6	1.3
General Electric Co.	1.5	2.7
Clear Channel Communications, Inc.	1.5	1.1
	24.2
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	18.9
Health Care	15.5	12.3
Consumer Discretionary	12.4	14.2
Industrials	12.2	11.4
Information Technology	12.2	16.7
Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Stocks and Equity Futures 99.6%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	3.3%	** Foreign investments	1.7%

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Hotels, Restaurants & Leisure - 0.8%
International Speedway Corp. Class A	4,000	$ 155,760
McDonald's Corp.	16,700	302,437
		458,197
Household Durables - 0.7%
Black & Decker Corp.	4,500	210,420
Centex Corp.	4,200	191,016
		401,436
Internet & Catalog Retail - 0.3%
J. Jill Group, Inc. (a)	6,900	148,764
Media - 7.2%
AOL Time Warner, Inc. (a)	51,900	765,525
Clear Channel Communications, Inc. (a)	23,900	885,495
Comcast Corp. Class A (special) (a)	12,600	289,926
Cox Communications, Inc. Class A (a)	6,000	164,400
Fox Entertainment Group, Inc. Class A (a)	18,000	439,380
Liberty Media Corp. Class A (a)	29,800	246,446
Tribune Co.	4,300	206,615
Univision Communications, Inc. Class A (a)	13,100	339,421
Viacom, Inc. Class B (non-vtg.) (a)	18,839	840,408
		4,177,616
Multiline Retail - 0.5%
Wal-Mart Stores, Inc.	5,900	315,945
Specialty Retail - 2.9%
Best Buy Co., Inc. (a)	14,000	288,540
Gap, Inc.	19,700	231,869
Limited Brands, Inc.	28,500	446,595
Lowe's Companies, Inc.	17,200	717,756
		1,684,760
TOTAL CONSUMER DISCRETIONARY		7,186,718
CONSUMER STAPLES - 9.9%
Beverages - 3.4%
Pepsi Bottling Group, Inc.	12,500	336,875
PepsiCo, Inc.	11,320	499,212
The Coca-Cola Co.	24,500	1,138,760
		1,974,847
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 0.8%
CVS Corp.	15,700	$ 435,361
Rite Aid Corp. (a)	10,000	17,900
		453,261
Food Products - 1.8%
Dean Foods Co. (a)	12,700	476,123
Fresh Del Monte Produce, Inc.	600	16,356
Kraft Foods, Inc. Class A	5,200	205,400
Unilever PLC sponsored ADR	9,400	367,258
		1,065,137
Household Products - 1.3%
Colgate-Palmolive Co.	9,000	494,820
Procter & Gamble Co.	2,900	256,505
		751,325
Personal Products - 0.9%
Gillette Co.	17,600	525,888
Tobacco - 1.7%
Philip Morris Companies, Inc.	20,800	847,600
RJ Reynolds Tobacco Holdings, Inc.	3,500	141,925
		989,525
TOTAL CONSUMER STAPLES		5,759,983
ENERGY - 7.5%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	8,400	244,020
BJ Services Co. (a)	7,400	224,442
Cooper Cameron Corp. (a)	4,700	219,114
ENSCO International, Inc.	9,400	254,176
Nabors Industries Ltd. (a)	6,800	237,796
Noble Corp. (a)	6,000	193,920
Pride International, Inc. (a)	19,500	270,660
Rowan Companies, Inc.	12,400	252,836
Smith International, Inc. (a)	5,800	181,308
Tidewater, Inc.	6,000	169,020
Weatherford International Ltd. (a)	10,800	432,432
		2,679,724
Oil & Gas - 2.9%
ChevronTexaco Corp.	7,900	534,277
ConocoPhillips	7,711	373,984
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	13,308	$ 447,947
Talisman Energy, Inc.	5,200	190,843
Valero Energy Corp.	4,500	158,445
		1,705,496
TOTAL ENERGY		4,385,220
FINANCIALS - 20.7%
Banks - 6.3%
Bank of America Corp.	13,300	928,340
Bank One Corp.	22,000	848,540
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	20,300	189,196
Banknorth Group, Inc.	4,900	113,533
Commerce Bancorp, Inc., New Jersey	3,892	178,682
Credit Suisse Group sponsored ADR	5,700	107,160
Fifth Third Bancorp	2,600	165,100
FleetBoston Financial Corp.	13,500	315,765
Synovus Financial Corp.	7,600	155,724
Wachovia Corp.	18,883	656,940
		3,658,980
Diversified Financials - 8.5%
American Express Co.	4,500	163,665
Charles Schwab Corp.	9,900	90,882
Citigroup, Inc.	41,068	1,517,463
Fannie Mae	9,600	641,856
Freddie Mac	7,400	455,692
Goldman Sachs Group, Inc.	2,400	171,840
Household International, Inc.	3,500	83,160
J.P. Morgan Chase & Co.	26,300	545,725
Lehman Brothers Holdings, Inc.	3,400	181,118
MBNA Corp.	10,000	203,100
Merrill Lynch & Co., Inc.	10,200	387,090
Morgan Stanley	10,700	416,444
Stilwell Financial, Inc.	6,400	74,944
		4,932,979
Insurance - 5.9%
ACE Ltd.	10,200	313,650
Allstate Corp.	13,700	544,986
AMBAC Financial Group, Inc.	2,600	160,680
American International Group, Inc.	32,987	2,063,337
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	6,700	$ 164,351
MBIA, Inc.	4,300	187,695
Travelers Property Casualty Corp. Class A	2,335	31,172
		3,465,871
TOTAL FINANCIALS		12,057,830
HEALTH CARE - 15.5%
Biotechnology - 0.3%
Charles River Labs International, Inc. (a)	4,900	180,075
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	3,600	90,072
Medtronic, Inc.	8,320	372,736
Memry Corp. (a)	53,300	77,285
		540,093
Health Care Providers & Services - 3.9%
Anthem, Inc.	5,210	328,230
Cardinal Health, Inc.	3,000	207,630
Community Health Systems, Inc. (a)	6,800	159,800
HCA, Inc.	4,300	187,007
HealthSouth Corp. (a)	600	2,610
Tenet Healthcare Corp. (a)	15,500	445,625
Triad Hospitals, Inc. (a)	4,300	156,950
UnitedHealth Group, Inc.	3,700	336,515
Universal Health Services, Inc. Class B (a)	3,900	189,072
Wellpoint Health Networks, Inc. (a)	3,200	240,672
		2,254,111
Pharmaceuticals - 10.4%
Abbott Laboratories	8,100	339,147
Aventis SA sponsored ADR	6,100	361,120
Barr Laboratories, Inc. (a)	5,800	341,214
Bristol-Myers Squibb Co.	14,700	361,767
Johnson & Johnson	25,800	1,515,750
Merck & Co., Inc.	24,450	1,326,168
Pfizer, Inc.	49,175	1,562,290
Wyeth	7,900	264,650
		6,072,106
TOTAL HEALTH CARE		9,046,385
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	6,500	$ 376,350
Northrop Grumman Corp.	3,900	402,207
Raytheon Co.	4,700	138,650
		917,207
Airlines - 0.8%
Northwest Airlines Corp. (a)	11,000	75,350
Ryanair Holdings PLC sponsored ADR (a)	5,400	200,934
Southwest Airlines Co.	12,300	179,580
		455,864
Commercial Services & Supplies - 5.3%
Avery Dennison Corp.	3,000	186,720
Cendant Corp. (a)	16,700	192,050
Ceridian Corp. (a)	200	2,756
First Data Corp.	22,700	793,138
Labor Ready, Inc. (a)	121,900	838,672
Manpower, Inc.	9,000	306,900
Paychex, Inc.	5,000	144,100
Republic Services, Inc. (a)	9,100	187,278
Robert Half International, Inc. (a)	26,000	434,200
		3,085,814
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	9,800	296,842
Industrial Conglomerates - 3.1%
3M Co.	1,200	152,328
General Electric Co.	35,700	901,425
Tyco International Ltd.	53,800	777,948
		1,831,701
Machinery - 0.9%
Albany International Corp. Class A	9,400	199,186
Navistar International Corp.	14,700	329,574
		528,760
TOTAL INDUSTRIALS		7,116,188
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.5%
Motorola, Inc.	31,700	290,689
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.0%
Dell Computer Corp. (a)	13,400	$ 383,374
EMC Corp. (a)	37,400	191,114
		574,488
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	10,000	137,500
Thermo Electron Corp.	11,400	209,646
Vishay Intertechnology, Inc. (a)	10,300	106,090
		453,236
Internet Software & Services - 0.9%
Overture Services, Inc. (a)	6,100	167,933
Yahoo!, Inc. (a)	25,100	374,492
		542,425
IT Consulting & Services - 0.5%
MPS Group, Inc. (a)	58,800	316,932
Office Electronics - 0.1%
Xerox Corp. (a)	9,300	61,752
Semiconductor Equipment & Products - 4.4%
Analog Devices, Inc. (a)	8,800	235,840
Applied Materials, Inc. (a)	12,800	192,384
Fairchild Semiconductor International, Inc. Class A (a)	25,900	308,210
Intel Corp.	5,800	100,340
Intersil Corp. Class A (a)	15,600	265,044
KLA-Tencor Corp. (a)	5,400	192,402
Micron Technology, Inc. (a)	11,100	177,600
National Semiconductor Corp. (a)	12,400	164,672
Semtech Corp. (a)	13,700	193,581
Teradyne, Inc. (a)	9,900	119,889
Texas Instruments, Inc.	38,000	602,680
		2,552,642
Software - 4.0%
Microsoft Corp. (a)	43,400	2,320,595
TOTAL INFORMATION TECHNOLOGY		7,112,759
MATERIALS - 3.7%
Chemicals - 1.3%
Ferro Corp.	6,100	149,267
Lyondell Chemical Co.	14,500	181,250
Millennium Chemicals, Inc.	11,900	110,313
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
PolyOne Corp.	1,500	$ 12,000
Praxair, Inc.	5,500	299,750
		752,580
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	13,300	159,467
Pactiv Corp. (a)	14,400	285,696
		445,163
Metals & Mining - 1.6%
Alcan, Inc.	9,100	256,252
Alcoa, Inc.	10,200	225,012
Phelps Dodge Corp. (a)	14,600	452,892
		934,156
TOTAL MATERIALS		2,131,899
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T Corp.	27,500	358,600
BellSouth Corp.	13,300	347,795
Qwest Communications International, Inc. (a)	150,000	508,500
Verizon Communications, Inc.	17,500	660,800
		1,875,695
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	401	638
TOTAL TELECOMMUNICATION SERVICES		1,876,333
UTILITIES - 1.2%
Electric Utilities - 0.7%
Cinergy Corp.	6,300	195,993
FirstEnergy Corp.	5,900	191,455
		387,448
Gas Utilities - 0.5%
Sempra Energy	14,400	318,816
TOTAL UTILITIES		706,264
TOTAL COMMON STOCKS (Cost $60,000,385)		57,379,579
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.66% 12/5/02 (c) (Cost $249,598)	$ 250,000	$ 249,665
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 1.83% (b) (Cost $424,430)	424,430	424,430
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $60,674,413)		58,053,674
NET OTHER ASSETS - 0.4%		211,485
NET ASSETS - 100%		$ 58,265,159
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
3 S&P 500 Index Contracts	Dec. 2002	$ 664,050	$ (1,468)

The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,665.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $86,943,483 and $103,386,914, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,938 for the period.
Income Tax Information

At October 31, 2002, the fund had a capital loss carryforward of approximately $30,872,000 of which $2,211,000, $4,967,000, $11,114,000 and $12,580,000, will expire on October 31, 2007, 2008, 2009 and 2010, respectively.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002

Assets
Investment in securities, at value (cost $60,674,413) - See accompanying schedule		$ 58,053,674
Receivable for investments sold		1,492,765
Receivable for fund shares sold		1,480
Dividends receivable		47,201
Interest receivable		317
Total assets		59,595,437

Liabilities
Payable for investments purchased	$ 1,259,680
Accrued management fee	27,890
Payable for daily variation on futures contracts	3,225
Other payables and accrued expenses	39,483
Total liabilities		1,330,278

Net Assets		$ 58,265,159
Net Assets consist of:
Paid in capital		$ 92,093,336
Undistributed net investment income		202,517
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,408,487)
Net unrealized appreciation (depreciation) on investments		(2,622,207)
Net Assets, for 7,219,367 shares outstanding		$ 58,265,159
Net Asset Value, offering price and redemption price per share ($58,265,159 ÷ 7,219,367 shares) A		$ 8.07

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2002

Investment Income
Dividends		$ 976,479
Interest		16,654
Security lending		59
Total income		993,192

Expenses
Management fee	$ 492,412
Transfer agent fees	126,739
Accounting and security lending fees	60,730
Non-interested trustees' compensation	300
Custodian fees and expenses	14,305
Registration fees	26,413
Audit	32,237
Legal	12,299
Miscellaneous	9,441
Total expenses before reductions	774,876
Expense reductions	(24,146)	750,730
Net investment income (loss)		242,462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(12,742,760)
Foreign currency transactions	1,331
Futures contracts	(371,286)
Total net realized gain (loss)		(13,112,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,265,244)
Futures contracts	1,444
Total change in net unrealized appreciation (depreciation)		(2,263,800)
Net gain (loss)		(15,376,515)
Net increase (decrease) in net assets resulting from operations		$ (15,134,053)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,462	$ 270,617
Net realized gain (loss)	(13,112,715)	(11,033,457)
Change in net unrealized appreciation (depreciation)	(2,263,800)	(18,904,617)
Net increase (decrease) in net assets resulting from operations	(15,134,053)	(29,667,457)
Distributions to shareholders from net investment income	(319,837)	-
Share transactions Net proceeds from sales of shares	36,334,531	55,908,637
Reinvestment of distributions	251,098	-
Cost of shares redeemed	(52,945,345)	(37,061,453)
Net increase (decrease) in net assets resulting from share transactions	(16,359,716)	18,847,184
Redemption fees	386,427	259,200
Total increase (decrease) in net assets	(31,427,179)	(10,561,073)

Net Assets
Beginning of period	89,692,338	100,253,411
End of period (including undistributed net investment income of $202,517 and undistributed net investment income of $278,562, respectively)	$ 58,265,159	$ 89,692,338
Other Information Shares
Sold	3,951,393	4,969,655
Issued in reinvestment of distributions	23,622	-
Redeemed	(5,974,303)	(3,388,667)
Net increase (decrease)	(1,999,288)	1,580,988

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 13.13	$ 12.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.03	-	.02
Net realized and unrealized gain (loss)	(1.69)	(3.46)	.93	2.17
Total from investment operations	(1.66)	(3.43)	.93	2.19
Distributions from net investment income	(.04)	-	(.01)	-
Distributions in excess of net investment income	-	-	(.01)	-
Total distributions	(.04)	-	(.02)	-
Redemption fees added to paid in capital D	.04	.03	.02	.01
Net asset value, end of period	$ 8.07	$ 9.73	$ 13.13	$ 12.20
Total Return B, C	(16.79)%	(25.89)%	7.79%	22.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.92%	.88%	.97%	1.11% A
Expenses net of voluntary waivers, if any	.92%	.88%	.97%	1.11% A
Expenses net of all reductions	.89%	.86%	.96%	1.10% A
Net investment income (loss)	.29%	.28%	-%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,265	$ 89,692	$ 100,253	$ 68,621
Portfolio turnover rate	105%	87%	58%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 2, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 4,199,649
Unrealized depreciation	(7,357,930)
Net unrealized appreciation (depreciation)	(3,158,281)
Undistributed ordinary income	202,517
Capital loss carryforward	(30,872,417)
Total Distributable earnings	$ (33,828,181)
Cost for federal income tax purposes	$ 61,211,955

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 319,837	|

Annual Report

1. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held in the fund less than 2 years are subject to a trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,747 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $24,146 for the period.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Fidelity Tax Managed Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Tax Managed Stock Fund (a fund of Fidelity Beacon Street Trust) at October 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Tax Managed Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 6, 2002

Annual Report

Trustees and Officers

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Tax Managed Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition,
Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Tax Managed Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

Timothy E. Heffernan (41)

Year of Election or Appointment: 1999

Vice President of Tax Managed Stock. Mr. Heffernan is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Heffernan managed a variety of Fidelity funds.

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Tax Managed Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of
Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Tax Managed Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial officer of Tax Managed Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Tax Managed Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Tax Managed Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Tax Managed Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

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